UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22504

CLARK FORK TRUST

(Exact name of registrant as specified in charter)

218 East Front Street, Suite 205

Missoula, Montana 59802

(Address of principal executive offices)

 (Zip code)

Capitol Services, Inc.

615 South DuPont Highway

Dover, DE 19901

(Name and address of agent for service)

Registrant's telephone number, including area code: 406-541-0130

Date of fiscal year end: May 31

Date of reporting period: June 30, 2016

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Tarkio Fund

BANK OF AMERICA

Ticker Symbol:BAC	Cusip Number:060505-104
Record Date: 9/22/2015	Meeting Date: 9/22/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Ratify company's bylaws that permit the Board of Directors discretion to determine the boards leadership structure.	For	Issuer	For	With

BERKSHIRE HATHAWAY

Ticker Symbol:BRK	Cusip Number:084670-702
Record Date: 3/2/2016	Meeting Date: 4/30/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Shareholder proposal regarding the reporting of risks posed by climate change	Against	Issuer	For	With

CAMPBELL SOUP COMPANY

Ticker Symbol:CPB	Cusip Number:134429-109
Record Date: 9/21/2015	Meeting Date: 11/18/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Board of Directors	For	Issuer	For	With
2	Appointment of Public Accounting Firm	For	Issuer	For	With
3	Executive Compensation	For	Issuer	For	With
4	Reapprove the CPB Annual Incentive Plan	For	Issuer	For	With

CERNER CORPORATION

Ticker Symbol:CERN	Cusip Number:156782-104
Record Date: 3/30/2016	Meeting Date: 5/27/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratification of appointment of public accounting firm	For	Issuer	For	With
3	Approval of compensation of executive officers	For	Issuer	For	With
4	Approve the amendment and restatement of cerner's performance-based compensation plan	For	Issuer	For	With

CIENA

Ticker Symbol:CIEN	Cusip Number:171779-309
Record Date: 1/28/2016	Meeting Date: 3/24/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approve amendment to the 2008 Omnibus Incentive Plan	For	Issuer	For	With
3	Ratify the appointment of PricewaterhouseCoopers as accountant	For	Issuer	For	With
4	Hold advisory vote on executive compensation	For	Issuer	For	With

COGNEX

Ticker Symbol:CGNX	Cusip Number:192422-103
Record Date: 3/4/2016	Meeting Date: 4/28/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Vote for directors	For	Issuer	For	With
2	Amend articles of organization and bylaws of Cognex to implement majority voting in uncontested elections of directors	For	Issuer	For	With
3	Cognex to increase shares to 2000,000,000 shares	For	Issuer	For	With
4	Ratify the selection of Grant Thornton LLP as Cognex's registered public accounting firm	For	Issuer	For	With
5	Approve the compensation of Cognex's executive officers as described in the proxy stmt	For	Issuer	For	With

COLFAX CORP

Ticker Symbol:CFX	Cusip Number:194014106
Record Date: 3/21/2016	Meeting Date: 5/13/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratify Ernst & Young as independent public accounting firm	For	Issuer	For	With
3	Approval of the Colfax 2016 Omnibus Incentive Plan	For	Issuer	For	With

CORNING

Ticker Symbol:GLW	Cusip Number:219350-105
Record Date: 2/29/2016	Meeting Date: 4/28/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Executive Compensation Approval	For	Issuer	For	With
3	Ratify Appointment of Public Accounting Firm (Auditor)	For	Issuer	For	With

COSTCO

Ticker Symbol:COST	Cusip Number:22160K-105
Record Date: 11/20/2015	Meeting Date: 1/29/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Selection of Auditors	For	Issuer	For	With
3	Executive compensation	For	Issuer	For	With
4	Shareholder proposal regarding proxy access for shareholders	Against	Issuer	Against	With
5	For	Issuer	For	With
6	For	Issuer	For	With
7	Against	Issuer	Against	With

EVANS & SUTHERLAND COMPUTER CORP

Ticker Symbol:ESCC	Cusip Number:299096107
Record Date: 4/1/2016	Meeting Date: 5/26/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of the board of directors	For	Issuer	For	With
2	Ratify the appointment of Tanner LLC as the independent public account firm	For	Issuer	For	With
3	Approve the compensation paid to the executive officers	For	Issuer	For	With

EXPEDITOR'S INTERNATIONAL

Ticker Symbol:EXPD	Cusip Number:302130-109
Record Date: 3/8/2016	Meeting Date: 5/3/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approve Executive officer compensation	For	Issuer	For	With
3	Approve 2016 stock option plan	For	Issuer	For	With
4	Ratify independent registered public accounting firm	For	Issuer	For	With
5	Approve proxy access amendment to the company's bylaws	For	Issuer	For	With
6	Shareholder proposal recovery of unearned management bonuses	Against	Issuer	For	With

FINISAR

Ticker Symbol:FNSR	Cusip Number:31787A-507
Record Date: 7/17/2015	Meeting Date: 9/8/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify appointment of public accountant	For	Issuer	For	With
3	Executive compensation	For	Issuer	For	With

GENTEX

Ticker Symbol:GNTX	Cusip Number:371901-109
Record Date: 3/21/2016	Meeting Date: 5/19/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratify appointment of auditor	For	Issuer	For	With
3	Approve executive compensation	For	Issuer	For	With

HERMAN MILLER

Ticker Symbol:MLHR	Cusip Number:600544-100
Record Date: 8/14/2015	Meeting Date: 10/12/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratify the Appointment of Public Accounting Firm	For	Issuer	For	With
3	Approve second Amendment to the 2011 long-term incentive plan	For	Issuer	For	With
4	Approve the compensation paid to the company's named Executive Officers	For	Issuer	For	With

HUNTINGTON MONEY MARKET FUND

Ticker Symbol:FNSXX	Cusip Number:31607A
Record Date: 9/21/2015	Meeting Date: 11/18/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With

INFINERA CORPORATION

Ticker Symbol:INFN	Cusip Number: 45667G103
Record Date: 3/16/2016	Meeting Date: 5/12/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approve Compensation of Executive Officers	For	Issuer	For	With
3	Approve Infinera's 2016 Equity Incentive Plan	For	Issuer	For	With
4	Ratify the appointment of Ernst & Young as independent public accounting firm	For	Issuer	For	With

INTERFACE INC.

Ticker Symbol:TILE	Cusip Number:458665304
Record Date: 3/11/2016	Meeting Date: 5/17/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratification of BDO USA LLP Auditors	For	Issuer	For	With
3	Executive Compensation	For	Issuer	For	With

LEVEL 3 COMMUNICATIONS INC.

Ticker Symbol:LVLT	Cusip Number:52729N308
Record Date: 3/31/2016	Meeting Date: 5/19/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Approve the executive Officer Executive Compensation	For	Issuer	For	With
3	Approve Amendment to our restated certificate of incorporation	For	Issuer	For	With
4	Ratify our by-law providing that Delaware is the exclusive forum for certain legal actions	For	Issuer	For	With
5	Ratify the appointment of our independent auditor	For	Issuer	For	With

NATIONAL INSTRUMENTS

Ticker Symbol:NATI	Cusip Number:636518-102
Record Date: 3/11/2016	Meeting Date: 5/10/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratify appointment of accounting firm	For	Issuer	For	With

NUCOR

Ticker Symbol:NUE	Cusip Number:670346-105
Record Date: 3/14/2016	Meeting Date: 5/13/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Appoint Pricewaterhousecoopers as independent registered public accounting firm	For	Issuer	For	With
3	Approve amendment to restated certificate of incorp to adopt a majority voting standard eliminate cumulative voting and remove obsolete provisions	For	Issuer	For	With
4	Stockholder proposal regarding nucor's lobbying and corporate spending on political contributions	Against	Issuer	For	With
5	stockholder proposal regarding greenhouse gas emissions	Against	Issuer	For	With

OCLARO

Ticker Symbol:OCLR	Cusip Number:67555N-206
Record Date: 9/11/2015	Meeting Date: 11/10/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Issuance of shares of common stock upon conversion of up to 65 million principal amt of our 6% conv senior notes due 2020	For	Issuer	For	With
3	Approve amendmentment to restated certificate of incorporation to increase number of authorized shares of common stock	For	Issuer	For	With
4	Approve amendment to 5th amended & restated 2001 long-term stock incentive plan	For	Issuer	For	With
5	Approve the amended and restated variable pay program	For	Stockholder	For	With
6	Approve the advisory resolution approving the compensation of our named executive officers	For	Stockholder	For	With
7	Ratify Grant Thornton LLP as Public Accounting Firm	For	Issuer	For	With

ROGERS CORPORATION

Ticker Symbol:ROG	Cusip Number:775133-101
Record Date: 3/9/2016	Meeting Date: 5/6/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Vote on non binding advisory resolution to approve the compensation of executive officers	For	Issuer	For	With
3	Ratify the appointment of pricewaterhousecoopers llp as the independent registered public accounting firm for 2016	For	Issuer	For	With

SEI INVESTMENTS

Ticker Symbol:SEIC	Cusip Number:784117-103
Record Date: 3/23/2016	Meeting Date: 5/25/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Approve compensation of executive officers	For	Issuer	For	With
3	Ratify appointment of public accountant	For	Issuer	For	With
4	For	Issuer	For	With

ST. JOE

Ticker Symbol:JOE	Cusip Number:790148-100
Record Date: 3/22/2016	Meeting Date: 5/17/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratification of the appointment of accounting firm	For	Issuer	For	With
3	Approval of the compensation of executive officers	For	Issuer	For	With

TEREX

Ticker Symbol:TEX	Cusip Number:880779-103
Record Date: 3/21/2016	Meeting Date: 5/13/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify selection of public accounting firm	For	Issuer	For	With
3	Approve compensation of the executive officers	For	Issuer	For	With

THE CONTAINER STORE

Ticker Symbol:TCS	Cusip Number:210751103
Record Date: 6/9/2015	Meeting Date: 8/3/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratification of Public Accounting Firm	For	Issuer	For	With

TOTAL SYSTEM SERVICES

Ticker Symbol:TSS	Cusip Number:891906-109
Record Date: 2/19/2016	Meeting Date: 4/28/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of KPMG LLP as independent auditor for 2016	For	Issuer	For	With
3	Approval of executive compensation	For	Issuer	For	With

VALSPAR

Ticker Symbol:VAL	Cusip Number:920355-104
Record Date: 12/28/2015	Meeting Date: 2/24/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Election	For	Issuer	For	With
2	Executive Compensation	For	Issuer	For	With
3	Ratify Appointment of Public Accounting Firm	For	Issuer	For	With

VALSPAR

Ticker Symbol:VAL	Cusip Number:920355-104
Record Date: 5/23/2016	Meeting Date: 6/29/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Adopt the Plan of Merger dtd 3/18/16	For	Issuer	For	With
2	Approve certain compensation payable to cos executive officers in connection with the merger	For	Issuer	For	With
3	Approve adjournment of special meeting including soliciting additional proxies	For	Issuer	For	With

WHOLE FOODS MARKET

Ticker Symbol:WFM	Cusip Number:966837-106
Record Date: 1/1/2016	Meeting Date: 3/9/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Executive Compensation	For	Issuer	For	With
3	Ratification of appointment of public accounting firm	For	Issuer	For	With
4	Ratification of the amendment of our team member stock purchase plan to increase the number of shares authorized for issuance	For	Issuer	For	With
5	Require Board to adopt and present for shareholder approval revisions to the company's proxy access bylaw	Against	Stockholder	Against	With
6	Proposal asking our board of directors to adopt a policy related to limiting acceleration of vesting of equity upon a change in control	Against	Issuer	Against	With
7	Proposal asking the company to issue a report regarding our food waste efforts	Against	Issuer	Against	With

WHOLE FOODS MARKET

Ticker Symbol:WFM	Cusip Number:966837-106
Record Date: 7/20/2015	Meeting Date: 9/15/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Executive Compensation	For	Issuer	For	With
3	Ratification of appointment of public accounting firm	For	Issuer	For	With
4	Increase number of authorized shares of common stock from 600 million to 1.2 million	For	Issuer	For	With
5	Require Board to adopt policy limiting acceleration of vesting of equity upon change in control	Against	Stockholder	Against	With

YRC WORLDWIDE INC.

Ticker Symbol:YRCW	Cusip Number:984249607
Record Date: 3/3/2016	Meeting Date: 4/26/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approve Executive Officer Compensation	For	Issuer	For	With
3	Ratification of KPMG LLP as the Accounting Firm for 2016	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clark Fork Trust

By /s/Russell T. Piazza

* Russell T. Piazza

Chairman of the Board, Principal Executive Officer

Date: July 20, 2016

*Print the name and title of each signing officer under his or her signature.